EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2019-A SERIES

Period	Collection	Accrual	Distribution
From	01-Apr-21	15-Apr-21	17-May-21
To	30-Apr-21	17-May-21
Days	32

Description of Collateral

On the Distribution Date, the Series 2019-A balances were:

Notes	$1,000,000,000.00
1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$265,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Required Overcollateralization Increase - MPR < 25%	$0.00
Incremental Overcollateralization Amount	$5,853,897.52
Series Nominal Liquidation Amount	1,271,753,897.53
Required Participation Amount	$1,271,753,897.53
Excess Receivables	($7,740,959.42)
Excess Funding Account	$102,500,000.00
Total Collateral	1,366,512,938.11
Collateral as Percent of Notes	136.65%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$3,363,196,440.03
Total Principal Collections	($1,845,973,352.92)
Investment in New Receivables	$1,647,950,955.34
Receivables Added for Additional Accounts	$0.00
Repurchases	($22,315,864.06)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($614,454,428.74)
Less Servicing Adjustment	($377,873.43)

Ending Balance	$2,528,025,876.22

SAP for Next Period	50.00%

Average Receivable Balance	$2,646,049,440.04
Monthly Payment Rate	69.76%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$6,803,908.93
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$6,803,908.93

Series Allocation Percentage at Month-End	50.00%
Floating Allocation Percentage at Month-End	74.69%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
2/15/2022	8/1/2021	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	32
LIBOR	0.114630%
Applicable Margin	0.560000%
	0.674630%

	Actual	Per $1000
Interest	599,671.11	0.60
Principal	—	—

		0.60
Total Due Investors	599,671.11
Servicing Fee	1,060,307.84

Excess Cash Flow	880,894.08

Reserve Account
Required Balance	$18,988,500.00
Amt. to Cover Shortfall	—
Deposit to Reserve	—
Current Balance	$18,988,500.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.02%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	37.89%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.